Consolidated Statements of Equity - USD ($) $ in Thousands	Total		Share capital [member]	Contributed surplus [member]	Accumulated other comprehensive income (loss) [member]	Deficit [member]	Attributable to owners of Turquoise Hill [member]	Non-controlling interests [member]
Beginning balance at Dec. 31, 2015	$ 7,795,613		$ 11,432,122	$ 1,555,774	$ (14)	$ (4,473,360)	$ 8,514,522	$ (718,909)
Income for the year	106,622					210,605	210,605	(103,983)
Other comprehensive income (loss) for the year	(388)	[1]			(388)		(388)
Employee share plans	2,139			2,139			2,139
Ending balance at Dec. 31, 2016	7,903,986		11,432,122	1,557,913	(402)	(4,262,755)	8,726,878	(822,892)
Income for the year	110,928					181,247	181,247	(70,319)
Other comprehensive income (loss) for the year	4,121	[1]			4,121		4,121
Employee share plans	189			189			189
Ending balance at Dec. 31, 2017	$ 8,019,224		$ 11,432,122	$ 1,558,102	$ 3,719	$ (4,081,508)	$ 8,912,435	$ (893,211)

[1]	No tax charges and credits arose on items recognized as other comprehensive income or loss in 2017 (2016: nil).